Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	18,038,282
Proposed Maximum Offering Price per Unit	10.5025
Maximum Aggregate Offering Price	$ 189,447,056.70
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,004.34
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s Class A common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant’s Class A common stock.

Shares of Class A common stock represents the number of additional shares available for issuance pursuant to the SoundHound AI, Inc. 2022 Equity Incentive Plan (the “2022 Incentive Plan”) pursuant to the evergreen provision of such plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on $10.5025, the average of the high and low sales price of a share of the Registrant’s Class A common stock as reported on the Nasdaq Global Market on August 4, 2025.